Average Annual Total Returns			6 Months Ended	12 Months Ended	56 Months Ended	60 Months Ended	64 Months Ended	84 Months Ended	120 Months Ended
		Apr. 29, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [3]	Dec. 31, 2025	Dec. 31, 2025
FPA Crescent Fund - Institutional and Investor Class Shares | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent				17.65%		11.02%			9.84%
FPA Crescent Fund - Institutional and Investor Class Shares | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				15.15%		9.20%			8.25%
FPA Crescent Fund - Institutional and Investor Class Shares | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]			12.19%		8.43%			7.64%
FPA Crescent Fund - Institutional and Investor Class Shares | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]			17.52%		10.91%			9.73%
FPA Crescent Fund - Institutional and Investor Class Shares | MSCI All Country World Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				22.34%		11.19%			11.72%
FPA Crescent Fund - Institutional and Investor Class Shares | S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				17.88%		14.42%			14.82%
FPA Crescent Fund - Institutional and Investor Class Shares | 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				13.70%		8.47%			9.78%
FPA Crescent Fund - Institutional and Investor Class Shares | Consumer Price Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				2.63%		4.47%			3.21%
FPA Crescent Fund - Supra Institutional Class Shares | Supra Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent				17.68%		11.08%	13.33%
Performance Inception Date		Sep. 04, 2020
FPA Crescent Fund - Supra Institutional Class Shares | Supra Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]			15.17%		9.25%	11.46%
FPA Crescent Fund - Supra Institutional Class Shares | Supra Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]			12.22%		8.48%	10.35%
FPA Crescent Fund - Supra Institutional Class Shares | MSCI All Country World Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				22.34%		11.19%	13.09%
FPA Crescent Fund - Supra Institutional Class Shares | 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				13.70%		8.47%	9.21%
FPA Crescent Fund - Supra Institutional Class Shares | Consumer Price Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				2.63%		4.47%	4.38%
FPA Crescent Fund - Supra Institutional Class Shares | S&P 500 (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				17.88%		14.42%	15.57%
FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent				7.23%		4.01%		4.08%
Performance Inception Date		Dec. 30, 2018
FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[5]			6.18%		2.58%		2.73%
FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[5]			4.99%		2.53%		2.60%
FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	[6]			7.22%	4.02%
Performance Inception Date		Apr. 19, 2021
FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	[6]		3.03%
Performance Inception Date		Jul. 01, 2025
FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | Bloomberg U.S. Universal Bond Index
Prospectus [Line Items]
Average Annual Return, Percent				7.58%		0.06%		2.38%
FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | CPI + 200 Basis Points
Prospectus [Line Items]
Average Annual Return, Percent				4.70%		6.58%		5.80%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional penalty. The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.
[2]	Investor Class shares commenced operations on April 30, 2024. The performance figures for Investor Class shares include the performance for the Institutional Class shares for the periods prior to the inception date of Investor Class shares, adjusted for the difference in Institutional Class shares and Investor Class shares expenses. Investor Class shares impose higher expenses than Institutional Class shares. Since Investor Class shares have higher expenses and are therefore more expensive than Institutional Class shares, the returns for Investor Class shares will be lower than the returns shown for Institutional Class shares.
[3]	Supra Institutional Class shares commenced operations on September 4, 2020. The performance figures for Supra Institutional Class shares include the performance for the Institutional Class shares for the periods prior to September 4, 2020, adjusted for the difference in expenses between Supra Institutional Class shares and Institutional Class shares.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional penalty. The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional tax penalty. The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares. After-tax returns are shown for Institutional Class Shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class.
[6]	Advisor Class shares commenced operations on April 19, 2021, and Investor Class share commenced operations on July 1, 2025. Advisor Class shares and Investor Class shares impose higher expenses than Institutional Class shares. Since Advisor Class shares and Investor Class shares have higher expenses and are more expensive than Institutional Class shares, the returns for Advisor Class shares and Investor Class shares are expected to be lower than the returns of the Institutional Class shares.